Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (2) (a)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment based on TSR(5)	Net Income (Loss) (6)
2025	$600,000	$600,000	$242,708	$214,523	$(52.58)	$4,701,000
2024	$400,000	$400,000	$803,105	$601,705	$(101.42)	$(7,276,000)
2023	$600,000	$600,000	$294,303	$220,715	$(135.94)	$(5,335,000)

Named Executive Officers, Footnote	For each year shown, the PEO was the Chief Executive Officer, Ronnie Morris. The values reflected in this column reflect the "Total Compensation" paid to Mr. Morris, the Company’s Principal Executive Officer, as set forth in the Summary of Compensation Table.
PEO Total Compensation Amount	$ 600,000	$ 400,000	$ 600,000
PEO Actually Paid Compensation Amount	$ 600,000	400,000	600,000
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of "compensation actually paid" to Mr. Morris, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Morris during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to determine the "compensation actually paid" amounts reported above for Mr. Morris:(a) Mr. Morris was not awarded equity compensation during the years reported herein. A reconciliation table from the Summary of Compensation table to Total Compensation actually paid is not applicable for the Company's PEO, Mr. Morris, for the periods reported.
Non-PEO NEO Average Total Compensation Amount	$ 242,708	803,105	294,303
Non-PEO NEO Average Compensation Actually Paid Amount	$ 214,523	601,705	220,715
Adjustment to Non-PEO NEO Compensation Footnote	For 2023, the sole non-PEO NEO was David Miller. For 2024 and 2025, the non-PEO NEOs were David Miller and Brady Davis. The values reflected in this column reflect the average "Total Compensation" paid to each of the non-PEO NEOs in the applicable year, as set forth in the Summary of Compensation Table for the applicable year.The dollar amounts reported in this column represent the average amount of "compensation actually paid” to the non-PEO NEOs, as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to such persons during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

Reconciliation of Average Summary Compensation Table Totals for Non-PEO NEOs to Average Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023
Average Summary of Compensation	$242,708	$803,105	$294,303
Less: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(7,440)	$(846,210)	$(9,300)
Plus: Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year End, Determined as of Applicable Fiscal Year End	$6,075	$629,395	$7,375
Plus: Fair Value of Awards Granted During the Applicable Fiscal Year that Vested During the Applicable Fiscal Year, Determined as of the Vesting Date	$6,075	$—	$—
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that were Outstanding and Unvested as of the Applicable Fiscal Year End, Determined Based on the Change in ASC 718 Fair Value from Prior Fiscal year End to the Applicable Fiscal Year End	$1,325	$920	$(71,600)
Plus (Less): Adjustment for Awards Granted During a Prior Fiscal Year that Vested During the Applicable Fiscal year, Determined based on the Change in ASC 718 Fair Value from the Prior Fiscal Year End to the Vesting Date	$(34,220)	$14,495	$(63)
Less: ASC 718 Fair Value of Awards Granted During a Prior Fiscal Year that were Forfeited During the Applicable Fiscal Year, determined as of the Prior Fiscal Year End	$—	$—	$—
Plus: Dividends or Other Earnings Paid During the Applicable Fiscal year Prior to the Vesting Date	$—	$—	$—
Plus: Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year	$—	$—	$—
Average Compensation Actually Paid	$214,523	$601,705	$220,715

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Peer Group Total Shareholder Return Amount	$ (52.58)	(101.42)	(135.94)
Net Income (Loss)	$ 4,701,000	(7,276,000)	(5,335,000)
PEO Name	Ronnie Morris
Additional 402(v) Disclosure	Total Share Return ("TSR") is calculated by dividing the sum of the amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company has never paid dividends.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,440)	(846,210)	(9,300)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,075	629,395	7,375
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,325	920	(71,600)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,075	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,220)	14,495	(63)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0